Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	PUTNAM INVESTMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000932101
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PIF
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2018
Prospectus Date	rr_ProspectusDate	Jan. 30, 2018
Putnam International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 30, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam International Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.84%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.43%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 712
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,013
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,336
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,247
Putnam International Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.84%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.24%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.18%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 721
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	995
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,381
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	695
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,194
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,381
Putnam International Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.84%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.24%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.18%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 321
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	695
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,194
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,570
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	695
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,194
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,570
Putnam International Growth Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.84%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.93%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 539
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	947
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,581
Putnam International Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.84%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.68%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	938
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,047
Putnam International Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.84%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.20%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.98%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,568
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,266
Putnam International Growth Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.84%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.43%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 392
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	703
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,037
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,980
Putnam International Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.84%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.18%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	675
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,495

[1]	Management fees are subject to a performance adjustment. The fund's base management fee is subject to adjustment, up or down, based on the fund's performance relative to the performance of the MSCI EAFE Growth Index (ND). For the most recent fiscal year, the fund's base management fee prior to any performance adjustment was 0.925%.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through January 30, 2020. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	Restated to reflect current fees.
[4]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.
[5]	Other expenses are based on expenses of class A shares for the fund's last fiscal year.